CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 23,745	$ 19,972
Term deposit	79,958
Restricted cash	1,360	1,217
Accounts receivable	259	249
Inventories, net	7,081	5,753
Prepaid expenses and other current assets	8,890	10,562
Total current assets	121,293	37,753
Property and equipment, net	3,002	1,792
Intangible assets, net	266
Goodwill	690
Long-term deposit	640	293
TOTAL ASSETS	125,891	39,838
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $61 and $36 as of December 31, 2012 and December 31,2013,respectively)	18,677	9,150
Advance from customers (including advance from customers of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $13 and $4 as of December 31, 2012 and December 31, 2013, respectively)	10,263	7,098
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $524 and $1,449 as of December 31, 2012 and December 31, 2013,respectively)	15,560	12,811
Convertible notes, net of discount due to beneficial conversion feature (including convertible notes of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of nil and nil as of December 31, 2012 and December 31, 2013, respectively)		7,788
Total current liabilities	44,500	36,847
TOTAL LIABILITIES	44,500	36,847
Commitments and contingencies (Note 21)
Series C convertible redeemable preferred shares ($0.000067 par value; 9,651,565 shares authorized; 9,651,565 and nil shares issued and outstanding as of December 31, 2012; liquidation value of $52,500)		41,471
EQUITY (DEFICIT)
Ordinary shares ($0.000067 par value; 707,825,710 shares authorized; 36,680,558 and 99,194,991 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	7	2
Additional paid-in capital	153,124	10,459
Accumulated deficit	(71,621)	(65,181)
Accumulated other comprehensive loss	(119)	(30)
TOTAL (DEFICIT) EQUITY	81,391	(38,480)
TOTAL LIABILITIES, SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES AND (DEFICIT) EQUITY	125,891	39,838
Series A convertible preferred shares
EQUITY (DEFICIT)
Convertible preferred shares		5,000
Series B convertible preferred shares
EQUITY (DEFICIT)
Convertible preferred shares		$ 11,270